UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Obrem Capital Management, LLC

Address:  733 Third Avenue
          11th Floor
          New York, New York 10017

13F File Number:  028-13306


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Rechtschaffen
Title:  Managing Member
Phone:  (646) 454-5312


Signature, Place and Date of Signing:

/s/ Andrew Rechtschaffen     New York, New York                August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]               [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $103,673
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 028-13308 Obrem Capital Offshore Master, L.P.

2. 028-13307 Obrem Capital (QP), LP




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

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000) PRN AMT  PRN CALL   DISCRETION    MNGRS    SOLE   SHARED  NONE

ALLEGHENY ENERGY INC           COM               17361106     2,346      91,457           Shared-Defined  1,2      91,457
ANGLOGOLD ASHANTI LTD          SPONSORED ADR     35128206       861      23,500           Shared-Defined  1,2      23,500
COWEN GROUP INC                COM               223621103      527      63,111           Shared-Defined  1,2      63,111
DR PEPPER SNAPPLE GROUP INC    COM               26138E109    2,670     126,000           Shared-Defined  1,2     126,000
E M C CORP MASS                COM               268648102    2,817     215,000           Shared-Defined  1,2     215,000
EMPLOYERS HOLDINGS INC         COM               292218104   10,351     763,883           Shared-Defined  1,2     763,883
ENSCO INTL INC                 COM               26874Q100    2,168      62,181           Shared-Defined  1,2      62,181
HARMAN INTL INDS INC           COM               413086109    1,407      74,847           Shared-Defined  1,2      74,847
HARRIS STRATEX NTWRKS INC      CL A              41457P106    1,201     185,413           Shared-Defined  1,2     185,413
HELIX ENERGY SOLUTIONS GRP I   COM               42330P107    1,701     156,500           Shared-Defined  1,2     156,500
LIBERTY MEDIA CORP NEW         CAP COM SER A     53071M302    2,237     165,000           Shared-Defined  1,2     165,000
LIBERTY MEDIA CORP NEW         ENT COM SER A     53071M500    3,925     147,000           Shared-Defined  1,2     147,000
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100      529      14,000           Shared-Defined  1,2      14,000
MDS INC                        COM               55269P302   21,994   4,182,728           Shared-Defined  1,2   4,182,728
MEMC ELECTR MATLS INC          COM               552715104    2,850     160,000           Shared-Defined  1,2     160,000
MICREL INC                     COM               594793101   35,526   4,853,227           Shared-Defined  1,2   4,853,227
NASDAQ OMX GROUP INC           COM               631103108    1,813      85,091           Shared-Defined  1,2      85,091
PROSHARES TR                   PSHS ULTSH 20YRS  74347R297      611      12,000           Shared-Defined  1,2      12,000
SPDR GOLD TRUST                GOLD SHS          78463V107    2,325      25,500           Shared-Defined  1,2      25,500
SUPERVALU INC                  COM               868536103    1,839     142,000           Shared-Defined  1,2     142,000
WELLCARE HEALTH PLANS INC      COM               94946T106    1,304      70,514           Shared-Defined  1,2      70,514
WIND RIVER SYSTEMS INC         COM               973149107      401      35,000           Shared-Defined  1,2      35,000
WYETH                          COM               983024100    2,270      50,000           Shared-Defined  1,2      50,000




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